N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Jul. 15, 2025
Amendment Flag	false
C000078453 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	PGIM Jennison Focused Growth Fund – Class A*	1.02%	31.53%	15.91%	15.34%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	PGIM Jennison Focused Growth Fund – Class A*	1.02%	31.53%	15.91%	15.34%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information
C000078453 [Member] | C000012929 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund – Class A*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	15.91%
Average Annual Total Returns, 10 Years [Percent]	15.34%
C000068094 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	PGIM Jennison Focused Growth Fund – Class A*	1.02%	31.53%	15.91%	15.34%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	PGIM Jennison Focused Growth Fund – Class A*	1.02%	31.53%	15.91%	15.34%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information
C000068094 [Member] | C000012929 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund – Class A*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	15.91%
Average Annual Total Returns, 10 Years [Percent]	15.34%
C000078454 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	PGIM Jennison Focused Growth Fund – Class A*	1.02%	31.53%	15.91%	15.34%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	PGIM Jennison Focused Growth Fund – Class A*	1.02%	31.53%	15.91%	15.34%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information
C000078454 [Member] | C000012929 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund – Class A*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	15.91%
Average Annual Total Returns, 10 Years [Percent]	15.34%